THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Communications - 6.5%
Alphabet, Inc. - Class A (a)	5,700	$ 796,233
Alphabet, Inc. - Class C (a)	13,340	1,880,006
Booking Holdings, Inc. (a)	250	886,805
Meta Platforms, Inc. - Class A (a)	3,200	1,132,672
Uber Technologies, Inc. (a)	3,000	184,710
		4,880,426
Consumer Discretionary - 8.9%
Amazon.com, Inc. (a)	10,000	1,519,400
Home Depot, Inc. (The)	3,000	1,039,650
Lowe's Companies, Inc.	3,000	667,650
McDonald's Corporation	5,000	1,482,550
NIKE, Inc. - Class B	3,000	325,710
NVR, Inc. (a)	40	280,018
Tesla, Inc. (a)	3,200	795,136
Toyota Motor Corporation - ADR	2,000	366,760
Tractor Supply Company	1,000	215,030
		6,691,904
Consumer Staples - 3.6%
Coca-Cola Company (The)	3,500	206,255
Kroger Company (The)	10,000	457,100
Procter & Gamble Company (The)	4,000	586,160
Walmart, Inc.	9,000	1,418,850
		2,668,365
Energy - 5.0%
Cheniere Energy, Inc.	6,000	1,024,260
Chevron Corporation	4,000	596,640
Devon Energy Corporation	4,000	181,200
Marathon Petroleum Corporation	2,600	385,736
ONEOK, Inc.	7,000	491,540
Phillips 66	5,000	665,700
Shell plc - ADR	6,600	434,280
		3,779,356
Financials - 13.8%
Aflac, Inc.	14,000	1,155,000
Apollo Global Management, Inc.	1,000	93,190
Arch Capital Group Ltd. (a)	2,500	185,675
Ares Management Corporation - Class A	5,500	654,060
Berkshire Hathaway, Inc. - Class B (a)	1,500	534,990
Blackstone, Inc.	14,500	1,898,340
Brookfield Reinsurance Ltd.	28,000	1,120,000
CME Group, Inc.	3,500	737,100
Intercontinental Exchange, Inc.	1,500	192,645
JPMorgan Chase & Company	19,500	3,316,950

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
Financials - 13.8% (Continued)
Marsh & McLennan Companies, Inc.	2,500	$ 473,675
		10,361,625
Health Care - 9.3%
Abbott Laboratories	9,500	1,045,665
AbbVie, Inc.	11,500	1,782,155
Bio-Techne Corporation	26,000	2,006,160
CRISPR Therapeutics AG (a)	4,000	250,400
Edwards Lifesciences Corporation (a)	4,800	366,000
GE HealthCare Technologies, Inc.	5,000	386,600
Thermo Fisher Scientific, Inc.	900	477,711
UnitedHealth Group, Inc.	1,200	631,764
		6,946,455
Industrials - 12.8%
Eaton Corporation plc	1,000	240,820
Emerson Electric Company	4,500	437,985
General Dynamics Corporation	3,700	960,779
Honeywell International, Inc.	8,500	1,782,535
Lockheed Martin Corporation	4,000	1,812,960
Parker-Hannifin Corporation	1,300	598,910
Quanta Services, Inc.	4,400	949,520
Rockwell Automation, Inc.	1,100	341,528
RTX Corporation	14,000	1,177,960
TE Connectivity Ltd.	9,000	1,264,500
		9,567,497
Materials - 2.3%
Cameco Corporation	3,500	150,850
Freeport-McMoRan, Inc.	25,000	1,064,250
Linde plc	800	328,568
Nucor Corporation	1,000	174,040
		1,717,708
Real Estate - 1.8%
Mid-America Apartment Communities, Inc.	10,000	1,344,600

Technology - 27.0%
Accenture plc - Class A	4,000	1,403,640
Adobe, Inc. (a)	500	298,300
Apple, Inc.	14,000	2,695,420
ASML Holding N.V.	600	454,152
Mastercard, Inc. - Class A	2,000	853,020
Microsoft Corporation	8,500	3,196,340
NVIDIA Corporation	14,000	6,933,080
ON Semiconductor Corporation (a)	4,500	375,885
Oracle Corporation	2,000	210,860
Palantir Technologies, Inc. - Class A (a)	5,000	85,850
Palo Alto Networks, Inc. (a)	500	147,440
QUALCOMM, Inc.	3,000	433,890

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
Technology - 27.0% (Continued)
Skyworks Solutions, Inc.	8,000	$ 899,360
Texas Instruments, Inc.	5,200	886,392
Visa, Inc. - Class A	5,000	1,301,750
		20,175,379
Utilities - 2.0%
Southern Company (The)	5,500	385,660
WEC Energy Group, Inc.	13,000	1,094,210
		1,479,870

Total Common Stocks (Cost $27,725,396)		$ 69,613,185

EXCHANGE-TRADED FUNDS - 4.6%	Shares	Value
Invesco S&P 500 Equal Weight ETF (Cost $3,278,348)	22,000	$ 3,471,600

MONEY MARKET FUNDS - 2.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.25% (b) (Cost $1,940,135)	1,940,135	$ 1,940,135

Total Investments at Value - 100.2% (Cost $32,943,879)		$ 75,024,920

Liabilities in Excess of Other Assets - (0.2%)		(161,508)

Net Assets - 100.0%		$ 74,863,412

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2023.

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

COMMON STOCKS - 87.7%	Shares	Value
Communications - 0.3%
Fox Corporation - Class A	4,000	$ 118,680
Sinclair, Inc.	8,000	104,240
		222,920
Consumer Discretionary - 2.7%
Coupang, Inc. (a)	3,000	48,570
Dick's Sporting Goods, Inc.	1,500	220,425
Gildan Activewear, Inc.	10,000	330,600
Service Corporation International	13,000	889,850
Toll Brothers, Inc.	3,000	308,370
		1,797,815
Consumer Staples - 5.1%
Bunge Global S.A.	3,500	353,325
Celsius Holdings, Inc. (a)	33,000	1,799,160
Church & Dwight Company, Inc.	9,000	851,040
Molson Coors Beverage Company - Class B	5,800	355,018
		3,358,543
Energy - 5.0%
APA Corporation	6,000	215,280
Devon Energy Corporation	9,000	407,700
Enphase Energy, Inc. (a)	6,000	792,840
Exxon Mobil Corporation	1,260	125,975
Marathon Oil Corporation	21,000	507,360
Northern Oil and Gas, Inc.	10,000	370,700
ONEOK, Inc.	3,500	245,770
Par Pacific Holdings, Inc. (a)	1,000	36,370
PBF Energy, Inc. - Class A	9,500	417,620
Targa Resources Corporation	1,750	152,022
Vertex Energy, Inc. (a)	12,500	42,375
		3,314,012
Financials - 18.0%
American Financial Group, Inc.	8,600	1,022,454
Ares Management Corporation - Class A	7,000	832,440
Arthur J. Gallagher & Company	8,000	1,799,040
Banco Bilbao Vizcaya Argentaria S.A. - ADR	3,000	27,330
Berkley (W.R.) Corporation	16,762	1,185,409
Brown & Brown, Inc.	20,000	1,422,200
CME Group, Inc.	5,000	1,053,000
Intercontinental Exchange, Inc.	9,000	1,155,870
Morgan Stanley	9,565	891,936
Nasdaq, Inc.	24,000	1,395,360
Old Republic International Corporation	24,400	717,360
Voya Financial, Inc.	5,000	364,800
		11,867,199
Health Care - 11.9%
Bio-Rad Laboratories, Inc. - Class A (a)	1,500	484,335

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.7% (Continued)	Shares	Value
Health Care - 11.9% (Continued)
Bio-Techne Corporation	16,000	$ 1,234,560
Centene Corporation (a)	4,000	296,840
Charles River Laboratories International, Inc. (a)	4,500	1,063,800
Chemed Corporation	2,500	1,461,875
Fortrea Holdings, Inc. (a)	2,574	89,833
GE HealthCare Technologies, Inc.	4,000	309,280
Laboratory Corporation of America Holdings	2,574	585,044
Penumbra, Inc. (a)	2,000	503,080
ResMed, Inc.	1,200	206,424
Teleflex, Inc.	3,950	984,893
Waters Corporation (a)	2,000	658,460
		7,878,424
Industrials - 16.4%
C.H. Robinson Worldwide, Inc.	4,000	345,560
Donaldson Company, Inc.	13,000	849,550
Expeditors International of Washington, Inc.	8,000	1,017,600
Fastenal Company	18,000	1,165,860
Graco, Inc.	13,000	1,127,880
Jacobs Solutions, Inc.	8,475	1,100,055
L3Harris Technologies, Inc.	5,250	1,105,755
MasTec, Inc. (a)	5,700	431,604
MSC Industrial Direct Company, Inc. - Class A	5,000	506,300
nVent Electric plc	4,200	248,178
Pentair plc	3,200	232,672
Snap-on, Inc.	1,475	426,039
Waste Connections, Inc.	10,500	1,567,335
Woodward, Inc.	5,000	680,650
		10,805,038
Materials - 8.4%
Ashland, Inc.	6,000	505,860
ATI, Inc. (a)	2,200	100,034
Cameco Corporation	4,000	172,400
CF Industries Holdings, Inc.	3,500	278,250
Martin Marietta Materials, Inc.	3,000	1,496,730
Packaging Corporation of America	6,000	977,460
Ramaco Resources, Inc. - Class A	2,500	42,950
Steel Dynamics, Inc.	14,000	1,653,400
Valvoline, Inc. (a)	9,236	347,089
		5,574,173
Real Estate - 3.1%
Mid-America Apartment Communities, Inc.	15,000	2,016,900

Technology - 16.8%
Advanced Micro Devices, Inc. (a)	1,964	289,513
Allegro MicroSystems, Inc. (a)	4,000	121,080
Amkor Technology, Inc.	3,000	99,810

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.7% (Continued)	Shares	Value
Technology - 16.8% (Continued)
Analog Devices, Inc.	3,671	$ 728,914
ANSYS, Inc. (a)	3,000	1,088,640
Arrow Electronics, Inc. (a)	9,100	1,112,475
Broadridge Financial Solutions, Inc.	3,500	720,125
InterDigital, Inc.	1,000	108,540
Lam Research Corporation	1,075	842,005
Microchip Technology, Inc.	8,800	793,584
NVIDIA Corporation	10,000	4,952,200
Palantir Technologies, Inc. - Class A (a)	5,000	85,850
Rambus, Inc. (a)	1,500	102,375
StoneCo Ltd. - Class A (a)	1,500	27,045
		11,072,156

Total Common Stocks (Cost $17,524,021)		$ 57,907,180

EXCHANGE-TRADED FUNDS - 7.5%	Shares	Value
iShares Core S&P Mid-Cap ETF	6,000	$ 1,662,900
SPDR S&P MidCap 400 ETF Trust	6,500	3,297,970
Total Exchange-Traded Funds (Cost $4,644,332)		$ 4,960,870

MONEY MARKET FUNDS - 5.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.25% (b) (Cost $3,424,452)	3,424,452	$ 3,424,452

Total Investments at Value - 100.4% (Cost $25,592,805)		$ 66,292,502

Liabilities in Excess of Other Assets - (0.4%)		(237,959)

Net Assets - 100.0%		$ 66,054,543

ADR	- American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2023.